THE ALGER PORTFOLIOS

Alger Capital Appreciation Portfolio
Alger Large Cap Growth Portfolio
Alger Growth & Income Portfolio
Alger Mid Cap Growth Portfolio
Alger Weatherbie Specialized Growth Portfolio
Alger Small Cap Growth Portfolio
Alger Balanced Portfolio

QUARTERLY REPORT
SEPTEMBER 30, 2021

THE ALGER PORTFOLIOS	ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments September 30, 2021 (Unaudited)

COMMON STOCKS—98.4%	SHARES	VALUE
AEROSPACE & DEFENSE—1.6%
TransDigm Group, Inc.*	17,003	$10,619,564
AIR FREIGHT & LOGISTICS—0.3%
GXO Logistics, Inc.*	27,754	2,177,024
AIRLINES—0.6%
Delta Air Lines, Inc.*	94,981	4,047,140
APPAREL ACCESSORIES & LUXURY GOODS—1.7%
Capri Holdings Ltd.*	90,652	4,388,463
Lululemon Athletica, Inc.*	9,640	3,901,308
LVMH Moet Hennessy Louis Vuitton SE	3,706	2,655,048
		10,944,819
APPLICATION SOFTWARE—9.4%
Adobe, Inc.*	41,274	23,762,267
Anaplan, Inc.*	11,400	694,146
Bill.com Holdings, Inc.*	14,814	3,954,597
Cadence Design Systems, Inc.*	33,379	5,054,916
Five9, Inc.*	16,986	2,713,344
Intuit, Inc.	19,189	10,352,657
salesforce.com, Inc.*	49,470	13,417,253
Unity Software, Inc.*	10,355	1,307,319
		61,256,499
AUTOMOBILE MANUFACTURERS—3.3%
General Motors Co.*	64,660	3,408,229
Tesla, Inc.*	23,417	18,159,415
		21,567,644
AUTOMOTIVE RETAIL—1.5%
Carvana Co., Cl. A*	7,492	2,259,138
Lithia Motors, Inc., Cl. A	23,473	7,441,880
		9,701,018
BIOTECHNOLOGY—1.3%
Horizon Therapeutics PLC*	28,843	3,159,462
Natera, Inc.*	25,500	2,841,720
Novavax, Inc.*	11,965	2,480,464
		8,481,646
CASINOS & GAMING—2.4%
DraftKings, Inc., Cl. A*	46,561	2,242,378
Flutter Entertainment PLC*	23,925	4,746,113
MGM Resorts International	197,625	8,527,519
		15,516,010
CONSUMER FINANCE—1.3%
Upstart Holdings, Inc.*	26,704	8,450,214
DATA PROCESSING & OUTSOURCED SERVICES—7.5%
PayPal Holdings, Inc.*	56,114	14,601,424
Square, Inc., Cl. A*	36,118	8,662,541
Visa, Inc., Cl. A	115,453	25,717,156
		48,981,121
DIVERSIFIED BANKS—0.3%
Bank of America Corp.	39,790	1,689,085

THE ALGER PORTFOLIOS	ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments September 30, 2021 (Unaudited) (Continued)

COMMON STOCKS—98.4% (CONT.)	SHARES	VALUE
DIVERSIFIED SUPPORT SERVICES—0.6%
Cintas Corp.	9,913	$3,773,483
ELECTRICAL COMPONENTS & EQUIPMENT—1.1%
AMETEK, Inc.	16,631	2,062,410
Eaton Corp. PLC	32,571	4,863,176
		6,925,586
FINANCIAL EXCHANGES & DATA—1.1%
CME Group, Inc., Cl. A	1,526	295,098
S&P Global, Inc.	15,952	6,777,845
		7,072,943
FOOTWEAR—0.8%
NIKE, Inc., Cl. B	35,246	5,118,777
GENERAL MERCHANDISE STORES—0.6%
Target Corp.	16,233	3,713,623
HEALTHCARE EQUIPMENT—4.2%
Danaher Corp.	45,326	13,799,048
Dexcom, Inc.*	5,328	2,913,670
Intuitive Surgical, Inc.*	6,787	6,747,296
Medtronic PLC	30,649	3,841,852
		27,301,866
HEALTHCARE SERVICES—0.2%
Guardant Health, Inc.*	11,464	1,433,115
HEALTHCARE SUPPLIES—0.8%
Align Technology, Inc.*	7,637	5,081,889
HEALTHCARE TECHNOLOGY—0.1%
Doximity, Inc., Cl. A*	10,415	840,490
HOME IMPROVEMENT RETAIL—0.5%
Lowe's Cos., Inc.	17,449	3,539,704
HOTELS RESORTS & CRUISE LINES—0.7%
Expedia Group, Inc.*	26,524	4,347,284
INTERACTIVE HOME ENTERTAINMENT—1.9%
Sea Ltd.#,*	28,431	9,061,813
Take-Two Interactive Software, Inc.*	21,603	3,328,374
		12,390,187
INTERACTIVE MEDIA & SERVICES—8.7%
Alphabet, Inc., Cl. C*	12,799	34,113,303
Facebook, Inc., Cl. A*	26,284	8,920,527
Pinterest, Inc., Cl. A*	21,026	1,071,275
Snap, Inc., Cl. A*	167,689	12,387,186
		56,492,291
INTERNET & DIRECT MARKETING RETAIL—7.6%
Amazon.com, Inc.*	14,057	46,177,807
Global-e Online Ltd.*	22,628	1,624,690
MercadoLibre, Inc.*	1,152	1,934,669
		49,737,166

THE ALGER PORTFOLIOS	ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments September 30, 2021 (Unaudited) (Continued)

COMMON STOCKS—98.4% (CONT.)	SHARES	VALUE
INTERNET SERVICES & INFRASTRUCTURE—3.2%
Okta, Inc., Cl. A*	4,351	$1,032,666
Shopify, Inc., Cl. A*	6,962	9,438,940
Snowflake, Inc., Cl. A*	8,076	2,442,425
Twilio, Inc., Cl. A*	24,321	7,759,615
		20,673,646
INVESTMENT BANKING & BROKERAGE—0.7%
Morgan Stanley	44,428	4,323,289
LEISURE FACILITIES—0.5%
Vail Resorts, Inc.*	10,293	3,438,377
LIFE SCIENCES TOOLS & SERVICES—0.3%
Thermo Fisher Scientific, Inc.	3,399	1,941,951
MANAGED HEALTHCARE—0.9%
UnitedHealth Group, Inc.	14,957	5,844,298
MOVIES & ENTERTAINMENT—2.5%
Live Nation Entertainment, Inc.*	85,665	7,806,651
Netflix, Inc.*	5,333	3,254,943
Roku, Inc., Cl. A*	17,508	5,486,132
		16,547,726
PERSONAL PRODUCTS—0.4%
The Estee Lauder Cos., Inc., Cl. A	8,019	2,405,139
PHARMACEUTICALS—0.7%
Eli Lilly & Co.	7,685	1,775,619
Zoetis, Inc., Cl. A	14,943	2,901,034
		4,676,653
RAILROADS—0.6%
Union Pacific Corp.	18,391	3,604,820
REGIONAL BANKS—0.9%
Signature Bank	21,581	5,876,075
RESTAURANTS—1.8%
Chipotle Mexican Grill, Inc., Cl. A*	3,260	5,925,115
Starbucks Corp.	54,361	5,996,562
		11,921,677
SEMICONDUCTOR EQUIPMENT—1.7%
Applied Materials, Inc.	74,844	9,634,668
Enphase Energy, Inc.*	7,256	1,088,182
SolarEdge Technologies, Inc.*	2,350	623,267
		11,346,117
SEMICONDUCTORS—6.6%
Advanced Micro Devices, Inc.*	101,330	10,426,857
Micron Technology, Inc.	27,577	1,957,415
NVIDIA Corp.	69,840	14,468,054
NXP Semiconductors NV	8,625	1,689,379
QUALCOMM, Inc.	76,459	9,861,682
Taiwan Semiconductor Manufacturing Co., Ltd.#	43,006	4,801,620
		43,205,007

THE ALGER PORTFOLIOS	ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments September 30, 2021 (Unaudited) (Continued)

COMMON STOCKS—98.4% (CONT.)	SHARES	VALUE
SYSTEMS SOFTWARE—11.6%
Crowdstrike Holdings, Inc., Cl. A*	19,269	$4,735,935
Microsoft Corp.	233,176	65,736,978
Palo Alto Networks, Inc.*	1,663	796,577
ServiceNow, Inc.*	6,654	4,140,584
		75,410,074
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—4.8%
Apple, Inc.	219,088	31,000,952
TRUCKING—0.9%
Uber Technologies, Inc.*	74,339	3,330,387
XPO Logistics, Inc.*	27,754	2,208,664
		5,539,051
WIRELESS TELECOMMUNICATION SERVICES—0.2%
T-Mobile US, Inc.*	10,747	1,373,037
TOTAL COMMON STOCKS
(Cost $402,192,156)		640,328,077
REAL ESTATE INVESTMENT TRUST—0.4%	SHARES	VALUE
RETAIL—0.4%
Simon Property Group, Inc.	22,807	2,964,226
(Cost $2,538,531)		2,964,226
SPECIAL PURPOSE VEHICLE—0.2%	SHARES	VALUE
DATA PROCESSING & OUTSOURCED SERVICES—0.2%
Chime Financial, Inc., Series G*,@	6,689	462,008
Crosslink Ventures Capital LLC, Cl. A*,@,(a),(b)	19	760,532
		1,222,540
TOTAL SPECIAL PURPOSE VEHICLE
(Cost $937,008)		1,222,540
Total Investments
(Cost $405,667,695)	99.0%	$644,514,843
Affiliated Securities (Cost $475,000)		760,532
Unaffiliated Securities (Cost $405,192,695)		643,754,311
Other Assets in Excess of Liabilities	1.0%	6,463,996
NET ASSETS	100.0%	$650,978,839

#	American Depositary Receipts.
*	Non-income producing security.
(a)	Deemed an affiliate of the Portfolio in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

THE ALGER PORTFOLIOS	ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments September 30, 2021 (Unaudited) (Continued)

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 9/30/2021
Chime Financial, Inc.	8/24/21	$462,008	0.07%	$462,008	0.07%
Crosslink Ventures Capital LLC, Cl. A	10/2/20	475,000	0.08%	760,532	0.12%
Total				$1,222,540	0.19%

See Notes to Financial Statements.

THE ALGER PORTFOLIOS	ALGER LARGE CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2021 (Unaudited)

COMMON STOCKS—96.4%	SHARES	VALUE
AEROSPACE & DEFENSE—2.4%
HEICO Corp.	78,722	$10,381,070
APPLICATION SOFTWARE—7.0%
Adobe, Inc.*	27,629	15,906,568
Bill.com Holdings, Inc.*	5,464	1,458,615
Coupa Software, Inc.*	7,401	1,622,151
Datadog, Inc., Cl. A*	40,500	5,724,675
DocuSign, Inc., Cl. A*	4,744	1,221,248
Paycom Software, Inc.*	8,168	4,049,286
		29,982,543
AUTOMOBILE MANUFACTURERS—3.3%
Tesla, Inc.*	18,101	14,036,964
BIOTECHNOLOGY—1.4%
Natera, Inc.*	38,959	4,341,591
Novavax, Inc.*	8,972	1,859,985
		6,201,576
CASINOS & GAMING—2.7%
DraftKings, Inc., Cl. A*	58,909	2,837,057
MGM Resorts International	209,320	9,032,158
		11,869,215
DATA PROCESSING & OUTSOURCED SERVICES—8.8%
PayPal Holdings, Inc.*	54,481	14,176,501
Square, Inc., Cl. A*	46,420	11,133,373
Visa, Inc., Cl. A	56,040	12,482,910
		37,792,784
DIVERSIFIED BANKS—0.6%
Wells Fargo & Co.	52,802	2,450,541
DIVERSIFIED SUPPORT SERVICES—0.8%
Cintas Corp.	8,905	3,389,777
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.1%
Teledyne Technologies, Inc.*	10,626	4,564,717
FINANCIAL EXCHANGES & DATA—0.2%
MarketAxess Holdings, Inc.	1,988	836,332
FOOTWEAR—0.7%
NIKE, Inc., Cl. B	20,056	2,912,733
HEALTHCARE EQUIPMENT—5.3%
Danaher Corp.	21,476	6,538,153
Dexcom, Inc.*	14,217	7,774,709
Intuitive Surgical, Inc.*	8,721	8,669,982
		22,982,844
HEALTHCARE SERVICES—1.0%
Guardant Health, Inc.*	34,219	4,277,717
HEALTHCARE TECHNOLOGY—1.3%
Veeva Systems, Inc., Cl. A*	20,007	5,765,417
INTERACTIVE MEDIA & SERVICES—8.4%
Alphabet, Inc., Cl. C*	9,455	25,200,506
Pinterest, Inc., Cl. A*	142,811	7,276,221
Snap, Inc., Cl. A*	51,646	3,815,090
		36,291,817

THE ALGER PORTFOLIOS	ALGER LARGE CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2021 (Unaudited) (Continued)

COMMON STOCKS—96.4% (CONT.)	SHARES	VALUE
INTERNET & DIRECT MARKETING RETAIL—7.6%
Amazon.com, Inc.*	8,878	$29,164,585
MercadoLibre, Inc.*	2,058	3,456,205
		32,620,790
INTERNET SERVICES & INFRASTRUCTURE—4.6%
Shopify, Inc., Cl. A*	14,618	19,818,792
LEISURE FACILITIES—0.8%
Vail Resorts, Inc.*	10,467	3,496,501
LIFE SCIENCES TOOLS & SERVICES—3.7%
10X Genomics, Inc., Cl. A*	14,508	2,112,075
Avantor, Inc.*	56,584	2,314,286
Bio-Techne Corp.	24,111	11,683,467
		16,109,828
MOVIES & ENTERTAINMENT—1.3%
Netflix, Inc.*	3,139	1,915,857
Roku, Inc., Cl. A*	11,981	3,754,247
		5,670,104
MUTUAL FUNDS—3.7%
Alger 35 ETF*,(a)	364,137	7,650,955
Alger 35 Fund, Cl. Z(a)	410,979	8,145,601
		15,796,556
PHARMACEUTICALS—2.2%
Catalent, Inc.*	71,431	9,505,323
REGIONAL BANKS—1.1%
Signature Bank	17,350	4,724,058
RESEARCH & CONSULTING SERVICES—1.5%
CoStar Group, Inc.*	74,670	6,426,100
RESTAURANTS—0.2%
Starbucks Corp.	7,929	874,648
SEMICONDUCTOR EQUIPMENT—8.4%
Applied Materials, Inc.	134,322	17,291,271
Enphase Energy, Inc.*	11,786	1,767,546
Lam Research Corp.	22,469	12,788,231
SolarEdge Technologies, Inc.*	16,816	4,459,940
		36,306,988
SEMICONDUCTORS—4.7%
Advanced Micro Devices, Inc.*	40,006	4,116,618
NVIDIA Corp.	56,240	11,650,678
Taiwan Semiconductor Manufacturing Co., Ltd.#	39,340	4,392,311
		20,159,607
SYSTEMS SOFTWARE—7.3%
Crowdstrike Holdings, Inc., Cl. A*	25,995	6,389,051
Microsoft Corp.	89,435	25,213,515
		31,602,566
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—4.3%
Apple, Inc.	131,963	18,672,765
TOTAL COMMON STOCKS
(Cost $291,772,426)		415,520,673

THE ALGER PORTFOLIOS	ALGER LARGE CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2021 (Unaudited) (Continued)

REAL ESTATE INVESTMENT TRUST—2.0%	SHARES	VALUE
SPECIALIZED—2.0%
Crown Castle International Corp.	49,166	$8,521,451
(Cost $8,002,508)		8,521,451
SPECIAL PURPOSE VEHICLE—0.7%	SHARES	VALUE
DATA PROCESSING & OUTSOURCED SERVICES—0.7%
Crosslink Ventures Capital LLC, Cl. A*,@,(a),(b)	76	3,042,128
(Cost $1,900,000)		3,042,128
Total Investments
(Cost $301,674,934)	99.1%	$427,084,252
Affiliated Securities (Cost $14,416,500)		18,838,684
Unaffiliated Securities (Cost $287,258,434)		408,245,568
Other Assets in Excess of Liabilities	0.9%	3,710,553
NET ASSETS	100.0%	$430,794,805

(a)	Deemed an affiliate of the Portfolio in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
#	American Depositary Receipts.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 9/30/2021
Crosslink Ventures Capital LLC, Cl. A	10/2/20	$1,900,000	0.51%	$3,042,128	0.71%
Total				$3,042,128	0.71%

See Notes to Financial Statements.

THE ALGER PORTFOLIOS	ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments September 30, 2021 (Unaudited)

COMMON STOCKS—94.2%	SHARES	VALUE
AEROSPACE & DEFENSE—1.5%
General Dynamics Corp.	1,038	$203,479
Raytheon Technologies Corp.	2,312	198,740
TransDigm Group, Inc.*	291	181,750
		583,969
ASSET MANAGEMENT & CUSTODY BANKS—4.3%
BlackRock, Inc., Cl. A	935	784,147
Blackstone, Inc.	5,680	660,812
The Carlyle Group, Inc.	4,015	189,829
		1,634,788
AUTOMOBILE MANUFACTURERS—0.2%
General Motors Co.*	1,462	77,062
BIOTECHNOLOGY—2.3%
AbbVie, Inc.	5,196	560,492
Amgen, Inc.	747	158,850
Gilead Sciences, Inc.	2,344	163,728
		883,070
BROADCASTING—0.2%
ViacomCBS, Inc., Cl. B	1,856	73,331
BUILDING PRODUCTS—0.6%
Johnson Controls International PLC	3,458	235,421
CABLE & SATELLITE—1.5%
Comcast Corp., Cl. A	9,837	550,183
COMMODITY CHEMICALS—0.4%
Dow, Inc.	2,306	132,733
COMMUNICATIONS EQUIPMENT—1.2%
Cisco Systems, Inc.	8,587	467,390
CONSUMER ELECTRONICS—0.7%
Garmin Ltd.	1,648	256,198
COPPER—0.4%
Southern Copper Corp.	2,680	150,455
DATA PROCESSING & OUTSOURCED SERVICES—1.3%
Visa, Inc., Cl. A	2,150	478,913
DIVERSIFIED BANKS—5.9%
Bank of America Corp.	14,074	597,441
JPMorgan Chase & Co.	9,946	1,628,061
		2,225,502
ELECTRIC UTILITIES—0.7%
NextEra Energy, Inc.	3,539	277,882
ELECTRICAL COMPONENTS & EQUIPMENT—1.0%
Eaton Corp. PLC	2,530	377,754
FINANCIAL EXCHANGES & DATA—1.1%
CME Group, Inc., Cl. A	2,174	420,408
FOOD DISTRIBUTORS—0.6%
Sysco Corp.	2,880	226,080
HEALTHCARE EQUIPMENT—0.9%
Medtronic PLC	2,707	339,322
HEALTHCARE SERVICES—1.2%
CVS Health Corp.	5,321	451,540

THE ALGER PORTFOLIOS	ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments September 30, 2021 (Unaudited) (Continued)

COMMON STOCKS—94.2% (CONT.)	SHARES	VALUE
HOME IMPROVEMENT RETAIL—2.9%
The Home Depot, Inc.	3,360	$1,102,954
HOUSEHOLD PRODUCTS—1.6%
The Procter & Gamble Co.	4,312	602,818
HYPERMARKETS & SUPER CENTERS—0.8%
Walmart, Inc.	2,250	313,605
INDUSTRIAL CONGLOMERATES—2.1%
Honeywell International, Inc.	3,704	786,285
INDUSTRIAL GASES—1.0%
Air Products & Chemicals, Inc.	1,491	381,860
INTEGRATED OIL & GAS—2.3%
Chevron Corp.	4,105	416,452
Exxon Mobil Corp.	3,683	216,634
TotalEnergies SE#	4,994	239,363
		872,449
INTEGRATED TELECOMMUNICATION SERVICES—2.1%
AT&T, Inc.	8,511	229,882
Verizon Communications, Inc.	10,187	550,200
		780,082
INTERACTIVE MEDIA & SERVICES—10.1%
Alphabet, Inc., Cl. A*	543	1,451,721
Alphabet, Inc., Cl. C*	528	1,407,284
Facebook, Inc., Cl. A*	2,851	967,601
		3,826,606
INTERNET & DIRECT MARKETING RETAIL—2.3%
Amazon.com, Inc.*	269	883,676
INVESTMENT BANKING & BROKERAGE—3.1%
Morgan Stanley	12,056	1,173,169
MANAGED HEALTHCARE—2.2%
UnitedHealth Group, Inc.	2,089	816,256
MULTI-LINE INSURANCE—0.5%
The Hartford Financial Services Group, Inc.	2,744	192,766
MULTI-UTILITIES—0.5%
Sempra Energy	1,469	185,829
OIL & GAS STORAGE & TRANSPORTATION—0.4%
ONEOK, Inc.	2,777	161,038
PHARMACEUTICALS—6.1%
AstraZeneca PLC#	4,014	241,081
Bristol-Myers Squibb Co.	3,469	205,261
Eli Lilly & Co.	1,147	265,014
GlaxoSmithKline PLC#	5,249	200,564
Johnson & Johnson	4,120	665,380
Merck & Co., Inc.	2,917	219,096
Novartis AG#	2,100	171,738
Pfizer, Inc.	7,432	319,650
		2,287,784
RAILROADS—0.7%
Union Pacific Corp.	1,257	246,385

THE ALGER PORTFOLIOS	ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments September 30, 2021 (Unaudited) (Continued)

COMMON STOCKS—94.2% (CONT.)	SHARES	VALUE
RESTAURANTS—1.3%
McDonald's Corp.	1,151	$277,517
Starbucks Corp.	2,025	223,378
		500,895
SEMICONDUCTOR EQUIPMENT—2.3%
KLA Corp.	2,545	851,328
SEMICONDUCTORS—4.2%
Broadcom, Inc.	1,600	775,888
QUALCOMM, Inc.	3,978	513,082
Taiwan Semiconductor Manufacturing Co., Ltd.#	2,795	312,062
		1,601,032
SOFT DRINKS—2.6%
PepsiCo, Inc.	3,644	548,094
The Coca-Cola Co.	8,238	432,248
		980,342
SYSTEMS SOFTWARE—9.8%
Microsoft Corp.	13,119	3,698,509
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—8.1%
Apple, Inc.	21,506	3,043,099
TOBACCO—1.2%
Altria Group, Inc.	5,586	254,274
Philip Morris International, Inc.	1,906	180,670
		434,944
TOTAL COMMON STOCKS
(Cost $12,879,895)		35,565,712
MASTER LIMITED PARTNERSHIP—0.5%	SHARES	VALUE
OIL & GAS STORAGE & TRANSPORTATION—0.5%
Cheniere Energy Partners LP	4,620	187,895
(Cost $152,935)		187,895
REAL ESTATE INVESTMENT TRUST—5.1%	SHARES	VALUE
HEALTHCARE—0.6%
Welltower, Inc.	2,809	231,462
INDUSTRIAL—0.4%
Americold Realty Trust	5,226	151,815
MORTGAGE—0.7%
Blackstone Mortgage Trust, Inc., Cl. A	9,107	276,124
RETAIL—0.8%
Simon Property Group, Inc.	2,280	296,332
SPECIALIZED—2.6%
Crown Castle International Corp.	3,024	524,120
CyrusOne, Inc.	2,633	203,821
Lamar Advertising Co., Cl. A	2,090	237,110
		965,051
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $1,284,736)		1,920,784

THE ALGER PORTFOLIOS	ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments September 30, 2021 (Unaudited) (Continued)

		VALUE
Total Investments
(Cost $14,317,566)	99.8%	$37,674,391
Unaffiliated Securities (Cost $14,317,566)		37,674,391
Other Assets in Excess of Liabilities	0.2%	92,305
NET ASSETS	100.0%	$37,766,696

#	American Depositary Receipts.
*	Non-income producing security.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS	ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2021 (Unaudited)

COMMON STOCKS—97.5%	SHARES	VALUE
ADVERTISING—0.7%
Magnite, Inc.*	52,204	$1,461,712
AEROSPACE & DEFENSE—5.2%
HEICO Corp.	37,857	4,992,202
Textron, Inc.	10,669	744,803
TransDigm Group, Inc.*	8,563	5,348,193
		11,085,198
AIR FREIGHT & LOGISTICS—0.3%
GXO Logistics, Inc.*	7,182	563,356
APPAREL ACCESSORIES & LUXURY GOODS—2.5%
Capri Holdings Ltd.*	19,531	945,496
Lululemon Athletica, Inc.*	6,995	2,830,877
Moncler SpA	25,847	1,576,764
		5,353,137
APPLICATION SOFTWARE—16.4%
ANSYS, Inc.*	6,004	2,044,062
Avalara, Inc.*	11,204	1,958,123
Bill.com Holdings, Inc.*	10,508	2,805,111
Cadence Design Systems, Inc.*	6,929	1,049,328
Coupa Software, Inc.*	7,176	1,572,836
Datadog, Inc., Cl. A*	16,259	2,298,210
DocuSign, Inc., Cl. A*	10,251	2,638,915
Five9, Inc.*	6,630	1,059,076
HubSpot, Inc.*	4,479	3,028,207
Manhattan Associates, Inc.*	19,638	3,005,203
Paycom Software, Inc.*	10,403	5,157,287
PTC, Inc.*	9,062	1,085,537
Sprout Social, Inc., Cl. A*	34,474	4,204,104
The Trade Desk, Inc., Cl. A*	24,795	1,743,088
Unity Software, Inc.*	8,277	1,044,971
		34,694,058
AUTOMOTIVE RETAIL—1.5%
Advance Auto Parts, Inc.	5,367	1,121,113
Carvana Co., Cl. A*	3,465	1,044,836
Lithia Motors, Inc., Cl. A	3,087	978,702
		3,144,651
BIOTECHNOLOGY—4.4%
Celldex Therapeutics, Inc.*	23,090	1,246,629
DermTech, Inc.*	39,477	1,267,606
Moderna, Inc.*	2,487	957,147
Morphic Holding, Inc.*	13,644	772,796
Natera, Inc.*	37,195	4,145,011
Novavax, Inc.*	4,661	966,272
		9,355,461
CASINOS & GAMING—2.2%
Evolution AB	11,313	1,713,899
MGM Resorts International	67,332	2,905,376
		4,619,275

THE ALGER PORTFOLIOS	ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2021 (Unaudited) (Continued)

COMMON STOCKS—97.5% (CONT.)	SHARES	VALUE
CONSUMER FINANCE—4.1%
Upstart Holdings, Inc.*	27,315	$8,643,559
DATA PROCESSING & OUTSOURCED SERVICES—1.4%
Affirm Holdings, Inc., Cl. A*	13,914	1,657,575
Marqeta, Inc., Cl. A*	59,028	1,305,699
		2,963,274
DIVERSIFIED SUPPORT SERVICES—1.3%
Cintas Corp.	2,822	1,074,223
Copart, Inc.*	11,343	1,573,501
		2,647,724
ELECTRICAL COMPONENTS & EQUIPMENT—1.9%
AMETEK, Inc.	16,872	2,092,297
Generac Holdings, Inc.*	2,440	997,155
Sunrun, Inc.*	20,327	894,388
		3,983,840
ELECTRONIC EQUIPMENT & INSTRUMENTS—2.0%
908 Devices, Inc.*	35,691	1,160,671
Teledyne Technologies, Inc.*	3,784	1,625,531
Trimble, Inc.*	16,445	1,352,601
		4,138,803
EXCHANGE TRADED FUNDS—3.7%
Alger Mid Cap 40 ETF*,(b)	341,945	7,739,891
HEALTHCARE DISTRIBUTORS—0.5%
McKesson Corp.	5,592	1,114,933
HEALTHCARE EQUIPMENT—5.2%
CryoPort, Inc.*	26,432	1,757,992
Dexcom, Inc.*	4,577	2,502,978
IDEXX Laboratories, Inc.*	1,665	1,035,463
Inmode Ltd.*	19,288	3,075,472
Insulet Corp.*	9,503	2,701,038
		11,072,943
HEALTHCARE FACILITIES—1.2%
The Joint Corp.*	26,223	2,570,379
HEALTHCARE SERVICES—1.0%
Guardant Health, Inc.*	17,647	2,206,052
HEALTHCARE SUPPLIES—0.8%
Align Technology, Inc.*	2,547	1,694,850
HEALTHCARE TECHNOLOGY—3.2%
Doximity, Inc., Cl. A*	25,304	2,042,033
Inspire Medical Systems, Inc.*	4,902	1,141,577
Veeva Systems, Inc., Cl. A*	12,499	3,601,837
		6,785,447
HOMEFURNISHING RETAIL—0.7%
Williams-Sonoma, Inc.	7,794	1,382,110
HOTELS RESORTS & CRUISE LINES—0.9%
Expedia Group, Inc.*	11,352	1,860,593
HUMAN RESOURCE & EMPLOYMENT SERVICES—0.8%
Upwork, Inc.*	39,542	1,780,576

THE ALGER PORTFOLIOS	ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2021 (Unaudited) (Continued)

COMMON STOCKS—97.5% (CONT.)	SHARES	VALUE
INTERACTIVE HOME ENTERTAINMENT—0.7%
Take-Two Interactive Software, Inc.*	9,811	$1,511,581
INTERACTIVE MEDIA & SERVICES—2.9%
Genius Sports Ltd.*	207,299	3,868,199
Match Group, Inc.*	14,597	2,291,583
		6,159,782
INTERNET & DIRECT MARKETING RETAIL—1.3%
Etsy, Inc.*	7,527	1,565,315
Global-e Online Ltd.*	16,155	1,159,929
		2,725,244
INTERNET SERVICES & INFRASTRUCTURE—2.6%
BigCommerce Holdings, Inc.*	18,084	915,774
MongoDB, Inc., Cl. A*	4,180	1,970,912
Okta, Inc., Cl. A*	10,669	2,532,180
		5,418,866
LIFE SCIENCES TOOLS & SERVICES—5.5%
10X Genomics, Inc., Cl. A*	8,255	1,201,763
Avantor, Inc.*	52,651	2,153,426
Bio-Techne Corp.	8,310	4,026,776
Repligen Corp.*	14,718	4,253,355
		11,635,320
METAL & GLASS CONTAINERS—0.4%
Ball Corp.	10,613	954,852
MOVIES & ENTERTAINMENT—1.5%
Live Nation Entertainment, Inc.*	12,590	1,147,327
Roku, Inc., Cl. A*	6,179	1,936,189
		3,083,516
OIL & GAS EXPLORATION & PRODUCTION—1.2%
Diamondback Energy, Inc.	25,723	2,435,196
PHARMACEUTICALS—3.2%
Catalent, Inc.*	34,593	4,603,291
Green Thumb Industries, Inc.*	78,273	2,138,370
		6,741,661
REGIONAL BANKS—3.3%
Signature Bank	17,248	4,696,285
SVB Financial Group*	3,643	2,356,584
		7,052,869
RESEARCH & CONSULTING SERVICES—0.7%
CoStar Group, Inc.*	16,516	1,421,367
RESTAURANTS—3.0%
Chipotle Mexican Grill, Inc., Cl. A*	1,251	2,273,718
Shake Shack, Inc., Cl. A*	25,470	1,998,376
The Cheesecake Factory, Inc.*	45,841	2,154,527
		6,426,621

THE ALGER PORTFOLIOS	ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2021 (Unaudited) (Continued)

COMMON STOCKS—97.5% (CONT.)	SHARES	VALUE
SEMICONDUCTOR EQUIPMENT—4.4%
Brooks Automation, Inc.	15,624	$1,599,117
KLA Corp.	5,905	1,975,282
Lam Research Corp.	3,475	1,977,796
SolarEdge Technologies, Inc.*	14,006	3,714,671
		9,266,866
SEMICONDUCTORS—0.4%
Universal Display Corp.	4,691	801,973
SYSTEMS SOFTWARE—2.2%
Crowdstrike Holdings, Inc., Cl. A*	14,468	3,555,945
Palo Alto Networks, Inc.*	2,222	1,064,338
		4,620,283
TRUCKING—2.3%
Old Dominion Freight Line, Inc.	6,195	1,771,646
Uber Technologies, Inc.*	48,306	2,164,109
XPO Logistics, Inc.*	11,134	886,044
		4,821,799
TOTAL COMMON STOCKS
(Cost $169,308,498)		205,939,618
PREFERRED STOCKS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	170,419	25,563
(Cost $766,885)		25,563
RIGHTS—0.2%	SHARES	VALUE
BIOTECHNOLOGY—0.2%
Tolero CDR*,@,(a),(c)	425,098	327,325
(Cost $227,341)		327,325
REAL ESTATE INVESTMENT TRUST—1.3%	SHARES	VALUE
RETAIL—0.3%
Simon Property Group, Inc.	5,228	679,483
SPECIALIZED—1.0%
Crown Castle International Corp.	12,171	2,109,478
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $2,378,125)		2,788,961
SPECIAL PURPOSE VEHICLE—0.9%	SHARES	VALUE
DATA PROCESSING & OUTSOURCED SERVICES—0.9%
Crosslink Ventures Capital LLC, Cl. A*,@,(a),(b)	35	1,400,980
Crosslink Ventures Capital LLC, Cl. B*,@,(a),(b)	13	548,301
		1,949,281
TOTAL SPECIAL PURPOSE VEHICLE
(Cost $1,200,000)		1,949,281
Total Investments
(Cost $173,880,849)	99.9%	$211,030,748
Affiliated Securities (Cost $8,926,804)		9,714,735
Unaffiliated Securities (Cost $164,954,045)		201,316,013
Other Assets in Excess of Liabilities	0.1%	224,884
NET ASSETS	100.0%	$211,255,632

*	Non-income producing security.

THE ALGER PORTFOLIOS	ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2021 (Unaudited) (Continued)

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
(b)	Deemed an affiliate of the Portfolio in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
(c)	Contingent Deferred Rights.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 9/30/2021
Crosslink Ventures Capital LLC, Cl. A	10/2/20	$875,000	0.50%	$1,400,980	0.66%
Crosslink Ventures Capital LLC, Cl. B	12/16/20	325,000	0.18%	548,301	0.26%
Prosetta Biosciences, Inc., Series D	2/6/15	766,885	0.50%	25,563	0.01%
Tolero CDR	2/6/17	227,341	0.18%	327,325	0.16%
Total				$2,302,169	1.09%

See Notes to Financial Statements.

THE ALGER PORTFOLIOS	ALGER WEATHERBIE SPECIALIZED GROWTH PORTFOLIO
Schedule of Investments September 30, 2021 (Unaudited)

COMMON STOCKS—97.7%	SHARES	VALUE
AEROSPACE & DEFENSE—0.4%
Kratos Defense & Security Solutions, Inc.*	652	$14,546
APPAREL ACCESSORIES & LUXURY GOODS—0.3%
Canada Goose Holdings, Inc.*	290	10,344
APPAREL RETAIL—2.2%
MYT Netherlands Parent BV#,*	3,264	87,802
APPLICATION SOFTWARE—17.4%
Altair Engineering, Inc., Cl. A*	45	3,102
BTRS Holdings, Inc.*	1,472	15,662
Cerence, Inc.*	852	81,886
Ebix, Inc.	331	8,914
Everbridge, Inc.*	448	67,666
LivePerson, Inc.*	573	33,778
Paylocity Holding Corp.*	861	241,425
SEMrush Holdings, Inc., Cl. A*	606	13,974
SPS Commerce, Inc.*	942	151,954
Vertex, Inc., Cl. A*	3,591	69,019
		687,380
ASSET MANAGEMENT & CUSTODY BANKS—5.9%
Hamilton Lane, Inc., Cl. A	1,289	109,333
StepStone Group, Inc., Cl. A	2,936	125,191
		234,524
BIOTECHNOLOGY—7.6%
ACADIA Pharmaceuticals, Inc.*	2,021	33,569
Natera, Inc.*	2,008	223,771
Puma Biotechnology, Inc.*	2,296	16,095
Ultragenyx Pharmaceutical, Inc.*	285	25,704
		299,139
CONSTRUCTION & ENGINEERING—0.9%
Ameresco, Inc., Cl. A*	599	35,000
CONSUMER FINANCE—0.7%
LendingTree, Inc.*	203	28,386
EDUCATION SERVICES—4.4%
Chegg, Inc.*	2,574	175,083
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.6%
Novanta, Inc.*	415	64,118
ENVIRONMENTAL & FACILITIES SERVICES—9.0%
Casella Waste Systems, Inc., Cl. A*	2,383	180,965
Montrose Environmental Group, Inc.*	2,805	173,181
		354,146
GENERAL MERCHANDISE STORES—3.3%
Ollie's Bargain Outlet Holdings, Inc.*	2,196	132,375
HEALTHCARE DISTRIBUTORS—3.0%
Apria, Inc.*	2,645	98,262
PetIQ, Inc., Cl. A*	750	18,727
		116,989

THE ALGER PORTFOLIOS	ALGER WEATHERBIE SPECIALIZED GROWTH PORTFOLIO
Schedule of Investments September 30, 2021 (Unaudited) (Continued)

COMMON STOCKS—97.7% (CONT.)	SHARES	VALUE
HEALTHCARE EQUIPMENT—4.1%
Eargo, Inc.*	984	$6,622
Glaukos Corp.*	600	28,902
Nevro Corp.*	1,095	127,436
		162,960
HEALTHCARE TECHNOLOGY—1.7%
Inspire Medical Systems, Inc.*	168	39,124
Tabula Rasa HealthCare, Inc.*	1,121	29,381
		68,505
INSURANCE BROKERS—1.1%
Goosehead Insurance, Inc., Cl. A	297	45,230
IT CONSULTING & OTHER SERVICES—3.4%
Globant SA*	476	133,761
LEISURE FACILITIES—0.9%
Planet Fitness, Inc., Cl. A*	448	35,190
LEISURE PRODUCTS—0.8%
Latham Group, Inc.*	1,947	31,931
LIFE SCIENCES TOOLS & SERVICES—0.6%
NeoGenomics, Inc.*	506	24,409
MANAGED HEALTHCARE—5.3%
Progyny, Inc.*	3,741	209,496
OIL & GAS EQUIPMENT & SERVICES—2.8%
Core Laboratories NV	3,994	110,834
PAPER PACKAGING—0.6%
Ranpak Holdings Corp., Cl. A*	922	24,728
PHARMACEUTICALS—0.3%
Aerie Pharmaceuticals, Inc.*	886	10,100
REAL ESTATE SERVICES—5.6%
FirstService Corp.	1,236	223,073
REGIONAL BANKS—5.0%
Seacoast Banking Corp. of Florida	117	3,956
Signature Bank	717	195,225
		199,181
RESTAURANTS—0.7%
Wingstop, Inc.	162	26,557
SEMICONDUCTORS—1.4%
Impinj, Inc.*	972	55,530
SYSTEMS SOFTWARE—0.7%
Rapid7, Inc.*	240	27,125
THRIFTS & MORTGAGE FINANCE—1.4%
Axos Financial, Inc.*	1,079	55,612
TRADING COMPANIES & DISTRIBUTORS—4.6%
SiteOne Landscape Supply, Inc.*	915	182,515
TOTAL COMMON STOCKS
(Cost $3,186,820)		3,866,569

THE ALGER PORTFOLIOS	ALGER WEATHERBIE SPECIALIZED GROWTH PORTFOLIO
Schedule of Investments September 30, 2021 (Unaudited) (Continued)

PREFERRED STOCKS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	10,615	$1,592
(Cost $47,768)		1,592
Total Investments
(Cost $3,234,588)	97.7%	$3,868,161
Affiliated Securities (Cost $47,768)		1,592
Unaffiliated Securities (Cost $3,186,820)		3,866,569
Other Assets in Excess of Liabilities	2.3%	91,623
NET ASSETS	100.0%	$3,959,784

(a)	Deemed an affiliate of the Portfolio in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
#	American Depositary Receipts.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 9/30/2021
Prosetta Biosciences, Inc., Series D	2/6/15	$47,768	0.10%	$1,592	0.04%
Total				$1,592	0.04%

See Notes to Financial Statements.

THE ALGER PORTFOLIOS	ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2021 (Unaudited)

COMMON STOCKS—96.2%	SHARES	VALUE
ADVERTISING—1.7%
Magnite, Inc.*	174,477	$4,885,356
AEROSPACE & DEFENSE—1.8%
HEICO Corp.	18,080	2,384,210
Hexcel Corp.*	14,300	849,277
Mercury Systems, Inc.*	37,963	1,800,205
		5,033,692
AGRICULTURAL & FARM MACHINERY—0.6%
Hydrofarm Holdings Group, Inc.*	46,623	1,764,681
ALTERNATIVE CARRIERS—1.1%
Bandwidth, Inc., Cl. A*	33,962	3,066,089
APPAREL ACCESSORIES & LUXURY GOODS—0.8%
Capri Holdings Ltd.*	45,729	2,213,741
APPLICATION SOFTWARE—24.7%
ACI Worldwide, Inc.*	73,516	2,259,147
Avalara, Inc.*	44,647	7,802,956
Bill.com Holdings, Inc.*	19,362	5,168,686
Blackbaud, Inc.*	32,198	2,265,129
Blackline, Inc.*	34,355	4,055,951
Digital Turbine, Inc.*	24,083	1,655,706
Everbridge, Inc.*	37,693	5,693,151
ForgeRock, Inc., Cl. A*	13,137	511,423
Guidewire Software, Inc.*	23,720	2,819,596
HubSpot, Inc.*	11,341	7,667,537
Manhattan Associates, Inc.*	30,690	4,696,491
Paycom Software, Inc.*	13,055	6,472,016
Paycor HCM, Inc.*	4,312	151,610
Q2 Holdings, Inc.*	58,889	4,719,365
SEMrush Holdings, Inc., Cl. A*	43,259	997,553
Smartsheet, Inc., Cl. A*	34,604	2,381,447
Sprout Social, Inc., Cl. A*	33,023	4,027,155
SPS Commerce, Inc.*	36,387	5,869,587
Vertex, Inc., Cl. A*	92,399	1,775,909
		70,990,415
ASSET MANAGEMENT & CUSTODY BANKS—1.2%
Affiliated Managers Group, Inc.	23,141	3,496,374
BIOTECHNOLOGY—3.3%
CareDx, Inc.*	120,440	7,632,283
Karuna Therapeutics, Inc.*	7,074	865,362
MaxCyte, Inc.*	21,484	262,320
Turning Point Therapeutics, Inc.*	10,250	680,907
		9,440,872
CASINOS & GAMING—1.1%
DraftKings, Inc., Cl. A*	65,316	3,145,619
DIVERSIFIED SUPPORT SERVICES—0.4%
IAA, Inc.*	23,075	1,259,203
ELECTRICAL COMPONENTS & EQUIPMENT—0.8%
Sunrun, Inc.*	52,289	2,300,716

THE ALGER PORTFOLIOS	ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2021 (Unaudited) (Continued)

COMMON STOCKS—96.2% (CONT.)	SHARES	VALUE
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.6%
Cognex Corp.	56,448	$4,528,259
FOOD DISTRIBUTORS—1.5%
The Chefs' Warehouse, Inc.*	43,295	1,410,118
US Foods Holding Corp.*	87,760	3,041,762
		4,451,880
HEALTHCARE DISTRIBUTORS—0.2%
PetIQ, Inc., Cl. A*	28,072	700,958
HEALTHCARE EQUIPMENT—8.3%
CryoPort, Inc.*	66,535	4,425,243
Inmode Ltd.*	34,202	5,453,509
Inogen, Inc.*	51,275	2,209,440
Insulet Corp.*	15,603	4,434,840
Mesa Laboratories, Inc.	10,970	3,316,889
Tandem Diabetes Care, Inc.*	32,308	3,856,929
		23,696,850
HEALTHCARE FACILITIES—2.1%
The Joint Corp.*	60,426	5,922,956
HEALTHCARE SERVICES—1.7%
1Life Healthcare, Inc.*	10,985	222,446
Biodesix, Inc.*	35,760	293,947
Guardant Health, Inc.*	31,542	3,943,066
Privia Health Group, Inc.*	21,603	508,967
		4,968,426
HEALTHCARE SUPPLIES—4.1%
Neogen Corp.*	202,279	8,784,977
Quidel Corp.*	21,577	3,045,594
		11,830,571
HEALTHCARE TECHNOLOGY—5.5%
Convey Holding Parent, Inc.*	62,048	521,203
Definitive Healthcare Corp., Cl. A*	14,666	628,145
Doximity, Inc., Cl. A*	8,354	674,168
Sophia Genetics SA*	35,639	624,752
Veeva Systems, Inc., Cl. A*	22,321	6,432,242
Vocera Communications, Inc.*	148,057	6,775,088
		15,655,598
HOMEFURNISHING RETAIL—0.5%
Bed Bath & Beyond, Inc.*	79,790	1,378,372
HUMAN RESOURCE & EMPLOYMENT SERVICES—1.5%
Legalzoom.com, Inc.*	65,630	1,732,632
Upwork, Inc.*	59,199	2,665,731
		4,398,363
HYPERMARKETS & SUPER CENTERS—1.1%
BJ's Wholesale Club Holdings, Inc.*	56,895	3,124,673
INDUSTRIAL MACHINERY—0.4%
Gates Industrial Corp. PLC*	70,927	1,153,982
INTERACTIVE HOME ENTERTAINMENT—0.6%
Take-Two Interactive Software, Inc.*	11,460	1,765,642

THE ALGER PORTFOLIOS	ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2021 (Unaudited) (Continued)

COMMON STOCKS—96.2% (CONT.)	SHARES	VALUE
INTERACTIVE MEDIA & SERVICES—2.9%
Bumble, Inc., Cl. A*	9,914	$495,502
Eventbrite, Inc., Cl. A*	75,680	1,431,109
Genius Sports Ltd.*	232,565	4,339,663
TripAdvisor, Inc.*	57,136	1,934,054
VTEX, Cl. A*	2,515	51,733
		8,252,061
INTERNET & DIRECT MARKETING RETAIL—1.3%
Farfetch Ltd., Cl. A*	61,236	2,295,125
The RealReal, Inc.*	110,912	1,461,820
		3,756,945
INTERNET SERVICES & INFRASTRUCTURE—1.1%
BigCommerce Holdings, Inc.*	63,855	3,233,617
LEISURE FACILITIES—0.6%
Planet Fitness, Inc., Cl. A*	22,820	1,792,511
LIFE SCIENCES TOOLS & SERVICES—10.9%
10X Genomics, Inc., Cl. A*	12,272	1,786,558
Akoya Biosciences, Inc.*	63,075	880,527
Alpha Teknova, Inc.*	14,567	362,573
Bio-Techne Corp.	16,703	8,093,773
Codex DNA, Inc.*	36,465	405,855
Cytek Biosciences, Inc.*	24,960	534,394
ICON PLC*	8,945	2,343,769
Maravai LifeSciences Holdings, Inc., Cl. A*	21,311	1,045,944
NanoString Technologies, Inc.*	101,823	4,888,522
NeoGenomics, Inc.*	78,057	3,765,470
Personalis, Inc.*	33,842	651,120
Rapid Micro Biosystems, Inc., Cl. A*	29,065	536,830
Repligen Corp.*	20,243	5,850,024
		31,145,359
MANAGED HEALTHCARE—1.1%
HealthEquity, Inc.*	50,743	3,286,117
MOVIES & ENTERTAINMENT—0.9%
Live Nation Entertainment, Inc.*	27,869	2,539,702
OIL & GAS EXPLORATION & PRODUCTION—1.8%
Magnolia Oil & Gas Corp., Cl. A	298,716	5,314,158
PHARMACEUTICALS—0.2%
Aerie Pharmaceuticals, Inc.*	39,613	451,588
PRECIOUS METALS & MINERALS—0.0%
Xometry, Inc., Cl. A*	1,457	84,025
REGIONAL BANKS—0.4%
Webster Financial Corp.	20,010	1,089,745
RESTAURANTS—3.9%
Shake Shack, Inc., Cl. A*	49,606	3,892,087
The Cheesecake Factory, Inc.*	61,688	2,899,336
Wingstop, Inc.	26,463	4,338,079
		11,129,502
SEMICONDUCTOR EQUIPMENT—0.7%
SolarEdge Technologies, Inc.*	7,328	1,943,532

THE ALGER PORTFOLIOS	ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2021 (Unaudited) (Continued)

COMMON STOCKS—96.2% (CONT.)	SHARES	VALUE
SEMICONDUCTORS—0.8% Universal Display Corp.	12,653	$2,163,157
SPECIALTY CHEMICALS—2.4% Balchem Corp.	47,904	6,949,433
SPECIALTY STORES—0.6% Brilliant Earth Group, Inc., Cl. A*	10,243	137,256
Five Below, Inc.*	9,426	1,666,611
		1,803,867
TOTAL COMMON STOCKS (Cost $152,208,796)		276,108,607
PREFERRED STOCKS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0% Prosetta Biosciences, Inc., Series D*,@,(a),(b)	75,383	11,307
(Cost $339,224)		11,307
RIGHTS—0.1%	SHARES	VALUE
BIOTECHNOLOGY—0.1% Tolero CDR*,@,(b),(c)	287,830	221,629
(Cost $155,594)		221,629
REAL ESTATE INVESTMENT TRUST—0.6%	SHARES	VALUE
RETAIL—0.6% Tanger Factory Outlet Centers, Inc.	114,808	1,871,371
(Cost $1,890,281)		1,871,371
SPECIAL PURPOSE VEHICLE—1.0%	SHARES	VALUE
DATA PROCESSING & OUTSOURCED SERVICES—1.0% Crosslink Ventures Capital LLC, Cl. A*,@,(a),(b)	56	2,241,568
Crosslink Ventures Capital LLC, Cl. B*,@,(a),(b)	12	506,124
		2,747,692
TOTAL SPECIAL PURPOSE VEHICLE (Cost $1,700,000)		2,747,692
Total Investments (Cost $156,293,895)	97.9%	$280,960,606
Affiliated Securities (Cost $2,039,224)		2,758,999
Unaffiliated Securities (Cost $154,254,671)		278,201,607
Other Assets in Excess of Liabilities	2.1%	5,915,525
NET ASSETS	100.0%	$286,876,131

(a)	Deemed an affiliate of the Portfolio in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
(c)	Contingent Deferred Rights.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

THE ALGER PORTFOLIOS	ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2021 (Unaudited) (Continued)

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 9/30/2021
Crosslink Ventures Capital LLC, Cl. A	10/2/20	$1,400,000	0.49%	$2,241,568	0.78%
Crosslink Ventures Capital LLC, Cl. B	12/16/20	300,000	0.10%	506,124	0.18%
Prosetta Biosciences, Inc., Series D	2/6/15	339,224	0.10%	11,307	0.00%
Tolero CDR	2/6/17	155,594	0.08%	221,629	0.08%
Total				$2,980,628	1.04%

See Notes to Financial Statements.

THE ALGER PORTFOLIOS	ALGER BALANCED PORTFOLIO
Schedule of Investments September 30, 2021 (Unaudited)

COMMON STOCKS—61.7%	SHARES	VALUE
AEROSPACE & DEFENSE—1.0%
General Dynamics Corp.	1,033	$202,499
Raytheon Technologies Corp.	2,371	203,811
TransDigm Group, Inc.*	290	181,125
		587,435
ASSET MANAGEMENT & CUSTODY BANKS—2.9%
BlackRock, Inc., Cl. A	952	798,404
Blackstone, Inc.	5,665	659,066
The Carlyle Group, Inc.	4,130	195,267
		1,652,737
AUTOMOBILE MANUFACTURERS—0.1%
General Motors Co.*	1,472	77,589
BIOTECHNOLOGY—1.6%
AbbVie, Inc.	5,217	562,758
Amgen, Inc.	749	159,275
Gilead Sciences, Inc.	2,516	175,742
		897,775
BROADCASTING—0.1%
ViacomCBS, Inc., Cl. B	1,851	73,133
BUILDING PRODUCTS—0.4%
Johnson Controls International PLC	3,449	234,808
CABLE & SATELLITE—1.0%
Comcast Corp., Cl. A	9,967	557,454
COMMODITY CHEMICALS—0.2%
Dow, Inc.	2,258	129,970
COMMUNICATIONS EQUIPMENT—0.8%
Cisco Systems, Inc.	8,567	466,302
CONSUMER ELECTRONICS—0.4%
Garmin Ltd.	1,641	255,110
COPPER—0.3%
Southern Copper Corp.	2,690	151,017
DATA PROCESSING & OUTSOURCED SERVICES—0.8%
Visa, Inc., Cl. A	2,140	476,685
DIVERSIFIED BANKS—3.8%
Bank of America Corp.	13,900	590,055
JPMorgan Chase & Co.	9,902	1,620,858
		2,210,913
ELECTRIC UTILITIES—0.5%
NextEra Energy, Inc.	3,500	274,820
ELECTRICAL COMPONENTS & EQUIPMENT—0.7%
Eaton Corp. PLC	2,579	385,070
FINANCIAL EXCHANGES & DATA—0.7%
CME Group, Inc., Cl. A	2,211	427,563
FOOD DISTRIBUTORS—0.4%
Sysco Corp.	2,924	229,534
HEALTHCARE EQUIPMENT—0.6%
Medtronic PLC	2,696	337,944
HEALTHCARE SERVICES—0.8%
CVS Health Corp.	5,182	439,745

THE ALGER PORTFOLIOS	ALGER BALANCED PORTFOLIO
Schedule of Investments September 30, 2021 (Unaudited) (Continued)

COMMON STOCKS—61.7% (CONT.)	SHARES	VALUE
HOME IMPROVEMENT RETAIL—1.9%
The Home Depot, Inc.	3,346	$1,098,358
HOUSEHOLD PRODUCTS—1.1%
The Procter & Gamble Co.	4,400	615,120
HYPERMARKETS & SUPER CENTERS—0.6%
Walmart, Inc.	2,320	323,362
INDUSTRIAL CONGLOMERATES—1.4%
Honeywell International, Inc.	3,688	782,889
INDUSTRIAL GASES—0.7%
Air Products & Chemicals, Inc.	1,487	380,836
INTEGRATED OIL & GAS—1.5%
Chevron Corp.	4,047	410,568
Exxon Mobil Corp.	3,667	215,693
TotalEnergies SE#	5,051	242,095
		868,356
INTEGRATED TELECOMMUNICATION SERVICES—1.3%
AT&T, Inc.	8,245	222,698
Verizon Communications, Inc.	10,027	541,558
		764,256
INTERACTIVE MEDIA & SERVICES—6.5%
Alphabet, Inc., Cl. A*	536	1,433,007
Alphabet, Inc., Cl. C*	508	1,353,977
Facebook, Inc., Cl. A*	2,818	956,401
		3,743,385
INTERNET & DIRECT MARKETING RETAIL—1.5%
Amazon.com, Inc.*	269	883,676
INVESTMENT BANKING & BROKERAGE—2.1%
Morgan Stanley	12,115	1,178,911
MANAGED HEALTHCARE—1.5%
UnitedHealth Group, Inc.	2,138	835,402
MULTI-LINE INSURANCE—0.3%
The Hartford Financial Services Group, Inc.	2,647	185,952
MULTI-UTILITIES—0.3%
Sempra Energy	1,472	186,208
OIL & GAS STORAGE & TRANSPORTATION—0.3%
ONEOK, Inc.	2,694	156,225
PHARMACEUTICALS—4.0%
AstraZeneca PLC#	3,998	240,120
Bristol-Myers Squibb Co.	3,563	210,823
Eli Lilly & Co.	1,147	265,014
GlaxoSmithKline PLC#	5,029	192,158
Johnson & Johnson	4,102	662,473
Merck & Co., Inc.	2,793	209,782
Novartis AG#	2,161	176,727
Pfizer, Inc.	7,384	317,586
		2,274,683
RAILROADS—0.4%
Union Pacific Corp.	1,240	243,052

THE ALGER PORTFOLIOS	ALGER BALANCED PORTFOLIO
Schedule of Investments September 30, 2021 (Unaudited) (Continued)

COMMON STOCKS—61.7% (CONT.)	SHARES	VALUE
RESTAURANTS—0.9% McDonald's Corp.	1,178	$284,027
Starbucks Corp.	2,012	221,944
		505,971
SEMICONDUCTOR EQUIPMENT—1.4% KLA Corp.	2,479	829,250
SEMICONDUCTORS—2.8% Broadcom, Inc.	1,559	756,006
QUALCOMM, Inc.	4,084	526,754
Taiwan Semiconductor Manufacturing Co., Ltd.#	2,724	304,135
		1,586,895
SOFT DRINKS—1.7% PepsiCo, Inc.	3,674	552,606
The Coca-Cola Co.	8,431	442,375
		994,981
SYSTEMS SOFTWARE—6.4% Microsoft Corp.	13,061	3,682,157
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—5.3% Apple, Inc.	21,485	3,040,127
TOBACCO—0.7% Altria Group, Inc.	5,677	258,417
Philip Morris International, Inc.	1,822	172,707
		431,124
TOTAL COMMON STOCKS (Cost $14,580,516)		35,456,780
MASTER LIMITED PARTNERSHIP—0.3%	SHARES	VALUE
OIL & GAS STORAGE & TRANSPORTATION—0.3% Cheniere Energy Partners LP	4,546	184,886
(Cost $150,738)		184,886
REAL ESTATE INVESTMENT TRUST—3.3%	SHARES	VALUE
HEALTHCARE—0.4% Welltower, Inc.	2,793	230,143
INDUSTRIAL—0.2% Americold Realty Trust	4,853	140,980
MORTGAGE—0.5% Blackstone Mortgage Trust, Inc., Cl. A	8,665	262,723
RETAIL—0.5% Simon Property Group, Inc.	2,271	295,162
SPECIALIZED—1.7% Crown Castle International Corp.	3,096	536,599
CyrusOne, Inc.	2,548	197,240
Lamar Advertising Co., Cl. A	2,104	238,699
		972,538
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $1,296,392)		1,901,546

CORPORATE BONDS—28.1%	PRINCIPAL AMOUNT	VALUE
AGRICULTURAL & FARM MACHINERY—3.1%
John Deere Capital Corp., 2.75%, 3/15/22	1,750,000	1,769,396

THE ALGER PORTFOLIOS	ALGER BALANCED PORTFOLIO
Schedule of Investments September 30, 2021 (Unaudited) (Continued)

CORPORATE BONDS—28.1% (CONT.)	PRINCIPAL AMOUNT	VALUE
APPLICATION SOFTWARE—1.7%
salesforce.com, Inc., 0.63%, 7/15/24	1,000,000	$1,001,987
AUTOMOBILE MANUFACTURERS—1.7%
General Motors Financial Co., Inc., 1.5%, 6/10/26	500,000	497,142
Toyota Motor Credit Corp., 0.45%, 7/22/22	500,000	501,058
		998,200
BIOTECHNOLOGY—0.9%
AbbVie, Inc., 3.6%, 5/14/25	500,000	540,986
DATA PROCESSING & OUTSOURCED SERVICES—0.9%
PayPal Holdings, Inc., 1.35%, 6/1/23	500,000	508,424
DIVERSIFIED BANKS—2.7%
Bank of America Corp., variable, 5/28/24	500,000	501,646
Wells Fargo & Co., 3.3%, 9/9/24	1,000,000	1,076,475
		1,578,121
ELECTRIC UTILITIES—0.9%
NextEra Energy Capital Holdings, Inc., variable, 2/22/23	500,000	500,039
ELECTRICAL COMPONENTS & EQUIPMENT—0.9%
Rockwell Automation, Inc., 0.35%, 8/15/23	500,000	500,355
INVESTMENT BANKING & BROKERAGE—0.9%
The Goldman Sachs Group, Inc., 0.48%, 1/27/23	500,000	500,100
PACKAGED FOODS & MEATS—4.5%
Campbell Soup Co., 2.5%, 8/2/22	2,000,000	2,035,668
Nestle Holdings, Inc., 0.61%, 9/14/24	550,000	550,200
		2,585,868
SEMICONDUCTOR EQUIPMENT—1.0%
KLA Corp., 4.65%, 11/1/24	500,000	551,630
SEMICONDUCTORS—3.7%
Altera Corp., 4.1%, 11/15/23	1,500,000	1,610,644
NVIDIA Corp., 0.31%, 6/15/23	500,000	500,109
		2,110,753
SPECIALIZED—2.2%
Crown Castle International Corp., 3.2%, 9/1/24	1,200,000	1,276,010
SYSTEMS SOFTWARE—0.9%
VMware, Inc., 0.6%, 8/15/23	500,000	500,746
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—2.1%
Apple, Inc., 1.13%, 5/11/25	1,200,000	1,208,712
TOTAL CORPORATE BONDS
(Cost $15,864,558)		16,131,327
Total Investments
(Cost $31,892,204)	93.4%	$53,674,539
Unaffiliated Securities (Cost $31,892,204)		53,674,539
Other Assets in Excess of Liabilities	6.6%	3,802,462
NET ASSETS	100.0%	$57,477,001

#	American Depositary Receipts.
*	Non-income producing security.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Portfolios (the “Fund”) is an open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund qualifies as an investment company as defined in Financial Accounting Standards Board Accounting Standards Codification 946-Financial Services – Investment Companies. The Fund operates as a series company currently offering seven series of shares of beneficial interest: Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, Alger Growth & Income Portfolio, Alger Mid Cap Growth Portfolio, Alger Weatherbie Specialized Growth Portfolio, Alger Small Cap Growth Portfolio and Alger Balanced Portfolio (collectively the “Portfolios” and individually a “Portfolio”). Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, Alger Mid Cap Growth Portfolio, Alger Weatherbie Specialized Growth Portfolio and Alger Small Cap Growth Portfolio invest primarily in equity securities and each has an investment objective of long-term capital appreciation. Alger Growth & Income Portfolio’s investment objectives are capital appreciation and current income; and it also invests primarily in equity securities. Alger Balanced Portfolio’s investment objectives are current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed-income securities. Shares of the Portfolios are available to investment vehicles for variable annuity contracts and variable life insurance policies offered by separate accounts of life insurance companies, as well as qualified pension and retirement plans.

Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio and Alger Mid Cap Growth Portfolio offer Class I-2 shares and Class S shares; each class has identical rights to assets and earnings except that only Class S shares have a plan of distribution and bear the related expenses. Alger Growth & Income Portfolio, Alger Weatherbie Specialized Growth Portfolio, Alger Small Cap Growth Portfolio and Alger Balanced Portfolio offer only Class I-2 shares.

NOTE 2 — Significant Accounting Policies:

(a)  Investment Valuation: The Portfolios value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board. Investments held by the Portfolios are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).

Investments in money market funds and short-term securities held by the Portfolios having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Debt securities generally trade in the over-the-counter market. Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of the last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board and described further herein.

Securities in which the Portfolios invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Portfolios’ investment adviser, pursuant to policies established by the Board, believes to be the fair value of these securities as of the close of the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolios are open.

FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Portfolios would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Portfolios. Unobservable inputs are inputs that reflect the Portfolios’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assump- tions in determining the fair value of investments)

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The Portfolios’ valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Portfolios may significantly differ from the valuations that would have been assigned by the Portfolios had there been an active market for such securities.

Valuation processes are determined by a Valuation Committee (“Committee”) authorized by the Board and comprised of representatives of the Portfolios’ investment adviser and officers of the Portfolios. The Committee reports its fair valuation determinations and related valuation information to the Board. The Board is responsible for approving the valuation policy and procedures.

While the Committee meets on an as-needed basis, the Committee generally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations. The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Portfolios’ pricing vendor, and variances between transactional prices and the previous day’s price.

(b)  Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars, foreign cash and overnight time deposits.

NOTE 3 — Fair Value Measurements:

The major categories of securities and their respective fair value inputs are detailed in the Portfolios’ Schedules of Investments. Based upon the nature, characteristics, and risks associated with their investments as of September 30, 2021, the Portfolios have determined that presenting them by security type and sector is appropriate.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Capital Appreciation Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$86,803,241	$86,803,241	$—	$—
Consumer Discretionary	139,546,099	132,144,938	7,401,161	—
Consumer Staples	2,405,139	2,405,139	—	—
Financials	27,411,606	27,411,606	—	—
Healthcare	55,601,908	55,601,908	—	—
Industrials	36,686,668	36,686,668	—	—
Information Technology	291,873,416	291,873,416	—	—
TOTAL COMMON STOCKS	$640,328,077	$632,926,916	$7,401,161	$—
REAL ESTATE INVESTMENT TRUST
Real Estate	2,964,226	2,964,226	—	—
SPECIAL PURPOSE VEHICLE
Information Technology	1,222,540	—	—	1,222,540
TOTAL INVESTMENTS IN SECURITIES	$644,514,843	$635,891,142	$7,401,161	$1,222,540

Alger Large Cap Growth Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$41,961,921	$41,961,921	$—	$—
Consumer Discretionary	65,810,851	65,810,851	—	—
Financials	8,010,931	8,010,931	—	—
Healthcare	64,842,705	64,842,705	—	—
Industrials	20,196,947	20,196,947	—	—
Information Technology	198,900,762	198,900,762	—	—
Mutual Funds	15,796,556	15,796,556	—	—
TOTAL COMMON STOCKS	$415,520,673	$415,520,673	$—	$—
REAL ESTATE INVESTMENT TRUST
Real Estate	8,521,451	8,521,451	—	—
SPECIAL PURPOSE VEHICLE
Information Technology	3,042,128	—	—	3,042,128
TOTAL INVESTMENTS IN SECURITIES	$427,084,252	$424,042,124	$—	$3,042,128

Alger Growth & Income Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$5,230,202	$5,230,202	$—	$—
Consumer Discretionary	2,820,785	2,820,785	—	—
Consumer Staples	2,557,789	2,557,789	—	—
Energy	1,033,487	1,033,487	—	—
Financials	5,646,633	5,646,633	—	—
Healthcare	4,777,972	4,777,972	—	—
Industrials	2,229,814	2,229,814	—	—
Information Technology	10,140,271	10,140,271	—	—
Materials	665,048	665,048	—	—
Utilities	463,711	463,711	—	—
TOTAL COMMON STOCKS	$35,565,712	$35,565,712	$—	$—

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Growth & Income Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
MASTER LIMITED PARTNERSHIP Energy	$187,895	$187,895	$—	$—
REAL ESTATE INVESTMENT TRUST
Financials	276,124	276,124	—	—
Real Estate	1,644,660	1,644,660	—	—
TOTAL REAL ESTATE INVESTMENT TRUST	$1,920,784	$1,920,784	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$37,674,391	$37,674,391	$—	$—

Alger Mid Cap Growth Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$12,216,591	$12,216,591	$—	$—
Consumer Discretionary	25,511,631	22,220,968	3,290,663	—
Energy	2,435,196	2,435,196	—	—
Exchange Traded Funds	7,739,891	7,739,891	—	—
Financials	15,696,428	15,696,428	—	—
Healthcare	53,177,046	53,177,046	—	—
Industrials	26,303,860	26,303,860	—	—
Information Technology	61,904,123	61,904,123	—	—
Materials	954,852	954,852	—	—
TOTAL COMMON STOCKS	$205,939,618	$202,648,955	$3,290,663	$—
PREFERRED STOCKS
Healthcare	25,563	—	—	25,563
RIGHTS
Healthcare	327,325	—	—	327,325
REAL ESTATE INVESTMENT TRUST
Real Estate	2,788,961	2,788,961	—	—
SPECIAL PURPOSE VEHICLE
Information Technology	1,949,281	—	—	1,949,281
TOTAL INVESTMENTS IN SECURITIES	$211,030,748	$205,437,916	$3,290,663	$2,302,169

Alger Weatherbie Specialized Growth Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$499,282	$499,282	$—	$—
Energy	110,834	110,834	—	—
Financials	562,933	562,933	—	—
Healthcare	891,598	891,598	—	—
Industrials	586,207	586,207	—	—
Information Technology	967,914	967,914	—	—
Materials	24,728	24,728	—	—
Real Estate	223,073	223,073	—	—
TOTAL COMMON STOCKS	$3,866,569	$3,866,569	$—	$—
PREFERRED STOCKS
Healthcare	1,592	—	—	1,592
TOTAL INVESTMENTS IN SECURITIES	$3,868,161	$3,866,569	$1,592	$—

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Small Cap Growth Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$20,508,850	$20,508,850	$—	$—
Consumer Discretionary	25,220,557	25,220,557	—	—
Consumer Staples	7,576,553	7,576,553	—	—
Energy	5,314,158	5,314,158	—	—
Financials	4,586,119	4,586,119	—	—
Healthcare	107,099,295	107,099,295	—	—
Industrials	15,910,637	15,910,637	—	—
Information Technology	82,858,980	82,858,980	—	—
Materials	7,033,458	7,033,458	—	—
TOTAL COMMON STOCKS	$276,108,607	$276,108,607	$—	$—
PREFERRED STOCKS
Healthcare	11,307	—	—	11,307
RIGHTS
Healthcare	221,629	—	—	221,629
REAL ESTATE INVESTMENT TRUST
Real Estate	1,871,371	1,871,371	—	—
SPECIAL PURPOSE VEHICLE
Information Technology	2,747,692	—	—	2,747,692
TOTAL INVESTMENTS IN SECURITIES	$280,960,606	$277,979,978	$—	$2,980,628

Alger Balanced Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$5,138,228	$5,138,228	$—	$—
Consumer Discretionary	2,820,704	2,820,704	—	—
Consumer Staples	2,594,121	2,594,121	—	—
Energy	1,024,581	1,024,581	—	—
Financials	5,656,076	5,656,076	—	—
Healthcare	4,785,549	4,785,549	—	—
Industrials	2,233,254	2,233,254	—	—
Information Technology	10,081,416	10,081,416	—	—
Materials	661,823	661,823	—	—
Utilities	461,028	461,028	—	—
TOTAL COMMON STOCKS	$35,456,780	$35,456,780	$—	$—
MASTER LIMITED PARTNERSHIP
Energy	184,886	184,886	—	—
REAL ESTATE INVESTMENT TRUST				—
Financials	262,723	262,723	—	—
Real Estate	1,638,823	1,638,823	—	—
TOTAL REAL ESTATE INVESTMENT TRUST	$1,901,546	$1,901,546	$—	$—

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Balanced Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
CORPORATE BONDS
Consumer Discretionary	$998,200	$—	$998,200	$—
Consumer Staples	2,585,868	—	2,585,868	—
Financials	2,078,221	—	2,078,221	—
Healthcare	540,986	—	540,986	—
Industrials	2,269,751	—	2,269,751	—
Information Technology	5,882,252	—	5,882,252	—
Real Estate	1,276,010	—	1,276,010	—
Utilities	500,039	—	500,039	—
TOTAL CORPORATE BONDS	$16,131,327	$—	$16,131,327	$—
TOTAL INVESTMENTS IN SECURITIES	$53,674,539	$37,543,212	$16,131,327	$—

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Capital Appreciation Portfolio	FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Special Purpose Vehicle
Opening balance at January 1, 2021	$475,000
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	285,532
Purchases and sales
Purchases	462,008
Sales	—
Closing balance at September 30, 2021	1,222,540
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2021	285,532

Alger Large Cap Growth Portfolio	FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Special Purpose Vehicle
Opening balance at January 1, 2021	$1,900,000
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	1,142,128
Purchases and sales
Purchases	—
Sales	—
Closing balance at September 30, 2021	3,042,128
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2021	1,142,128

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Mid Cap Growth Portfolio	FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Preferred Stocks
Opening balance at January 1, 2021	$25,563
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at September 30, 2021	25,563
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2021	—

Alger Mid Cap Growth Portfolio	FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Rights
Opening balance at January 1, 2021	$293,318
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	34,007
Purchases and sales
Purchases	—
Sales	—
Closing balance at September 30, 2021	327,325
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2021	34,007

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Portfolio	Special Purpose Vehicle
Opening balance at January 1, 2021	$1,200,000
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	749,281
Purchases and sales
Purchases	—
Sales	—
Closing balance at September 30, 2021	1,949,281
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2021	749,281

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Weatherbie Specialized Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2021	$1,592
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at September 30, 2021	1,592
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2021	—

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2021	$11,307
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at September 30, 2021	11,307
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2021	—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Portfolio	Rights
Opening balance at January 1, 2021	$198,603
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	23,026
Purchases and sales
Purchases	—
Sales	—
Closing balance at September 30, 2021	221,629
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2021	23,026

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Portfolio	Special Purpose Vehicle
Opening balance at January 1, 2021	$1,700,000
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	1,047,692
Purchases and sales
Purchases	—
Sales	—
Closing balance at September 30, 2021	2,747,692
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2021	1,047,692

The following table provides quantitative information about the Portfolios’ Level 3 fair value measurements of the Portfolios’ investments as of September 30, 2021. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to the Portfolios’ fair value measurements.

	Fair Value September 30, 2021	Valuation Methodology	Unobservable Input	Input/Range	Weighted Average
Alger Capital Appreciation Portfolio
Special Purpose Vehicle	$1,222,540	Cost Approach	Priced at Cost	N/A	N/A
Alger Large Cap Growth Portfolio
Special Purpose Vehicle	3,042,128	Cost Approach	Priced at Cost	N/A	N/A
Alger Mid Cap Growth Portfolio
Preferred Stocks	25,563	Income Approach	Discount Rate	72.50%-77.50%	N/A
Rights	327,325	Income Approach	Discount Rate	3.40%-5.12%	N/A
			Probability of Success	0.00%-100.00%	N/A
Special Purpose Vehicle	1,949,281	Cost Approach	Priced at Cost	N/A	N/A
Alger Weatherbie Specialized Growth
Preferred Stocks	1,592	Income Approach	Discount Rate	72.50%-77.50%	N/A

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value September 30, 2021	Valuation Methodology	Unobservable Input	Input/Range	Weighted Average
Alger Small Cap Growth Portfolio
Preferred Stocks	$11,307	Income Approach	Discount Rate	72.50%-77.50%	N/A
Rights	221,629	Income	Discount Rate	3.40%-5.12%	N/A
		Approach
			Probability of Success	0.00%-100.00%	N/A
Special Purpose Vehicle	2,747,692	Cost Approach	Priced at Cost	N/A	N/A

The significant unobservable inputs used in the fair value measurement of the Portfolios’ securities are revenue and EBITDA multiples, discount rates, and the probabilities of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs would have resulted in significantly higher or lower fair value measurements than those noted in the table above. Generally, all other things being equal, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probabilities of success result in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probabilities of success result in lower fair value measurements.

Certain of the Portfolios’ assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statements purposes. As of September 30, 2021, such assets were categorized within the ASC 820 disclosure hierarchy as follows:

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Cash, Foreign cash and Cash equivalents:
Alger Capital Appreciation Portfolio	$5,361,886	$—	$5,361,886	$—
Alger Large Cap Growth Portfolio	4,058,877	—	4,058,877	—
Alger Mid Cap Growth Portfolio	(33,125)	—	(33,125)	—
Alger Growth & Income Portfolio	120,605	—	120,605	—
Alger Weatherbie Specialized Growth Portfolio	56,349	—	56,349	—
Alger Small Cap Growth Portfolio	6,139,805	—	6,139,805	—
Alger Balanced Portfolio	3,796,247	—	3,796,247	—
Total	$19,500,644	$—	$19,500,644	$—

NOTE 4 — Derivatives:

FASB Accounting Standards Codification 815 – Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Options—The Portfolios seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Portfolios invest in a broadly diversified portfolio of common stocks and may also buy and sell call and put options on equities and equity indexes. The Portfolios may purchase call options to increase its exposure to the stock market and also provide diversification of risk. The Portfolios may purchase put options in order to protect from significant market declines that may occur over a short period of time. The Portfolios may write covered call and cash-secured put options to generate cash flows while reducing the volatility of the portfolios. The cash flows may be an important source of the Portfolios’ return, although written call options may reduce the Portfolios’ ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price. Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price. The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Portfolios with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options.

There were no options or other derivative instruments held by the Portfolios throughout the period or as of September 30, 2021.

NOTE 5 — Affiliated Securities:

The issuers of the securities listed below are deemed to be affiliates of the Portfolios because the Portfolios or their affiliates owned 5% or more of the issuer’s voting securities during all or part of the period ended September 30, 2021. Information regarding the Portfolios’ holdings of such securities is set forth in the following table:

Security	Value at December 31, 2020	Purchases/ Conversion	Sales/ Conversion	Dividend/ Interest Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at September 30, 2021
Alger Capital Appreciation Portfolio
Special Purpose Vehicle
Crosslink Ventures Capital LLC,
Cl. A	$475,000	$–	$–	$–	$–	$285,532	$760,532
Total	$475,000	$–	$–	$–	$–	$285,532	$760,532

Security	Value at December 31, 2020	Purchases/ Conversion	Sales/ Conversion	Dividend/ Interest Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at September 30, 2021
Alger Large Cap Growth Portfolio
Common Stocks
Alger 25 Fund, Cl. P*	$13,794,828	$–	$(9,916,555)	$1,428,317	$–	$(5,306,590)	$–
Alger 35 ETF	–	7,008,140	–	–	–	642,815	7,650,955
Alger 35 Fund*	–	9,916,555	(7,000,000)	–	2,591,804	2,637,242	8,145,601
Special Purpose Vehicle
Crosslink Ventures Capital LLC,
Cl. A	1,900,000	–	–	–	–	1,142,128	3,042,128
Total	$15,694,828	$16,924,695	$(16,916,555)	$1,428,317	$2,591,804	$(884,405)	$18,838,684

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Security	Value at December 31, 2020	Purchases/ Conversion	Sales/ Conversion	Dividend/ Interest Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at September 30, 2021
Alger Mid Cap Growth Portfolio
Common Stocks
Alger Mid Cap 40 ETF	$–	$7,074,371	$(109,408)	$–	$(5,044)	$779,972	$7,739,891
Preferred Stocks
Prosetta Biosciences, Inc.,
Series D	25,563	–	–	–	–	–	25,563
Special Purpose Vehicle
Crosslink Ventures Capital LLC,
Cl. A	875,000	–	–	–	–	525,980	1,400,980
Crosslink Ventures Capital LLC,
Cl. B	325,000	–	–	–	–	223,301	548,301
Total	$1,225,563	$7,074,371	$(109,409)	$–	$(5,044)	$1,529,253	$9,714,735

Security	Value at December 31, 2020	Purchases/ Conversion	Sales/ Conversion	Dividend/ Interest Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at September 30, 2021
Alger Weatherbie Specialized Growth Portfolio
Preferred Stocks
Prosetta Biosciences, Inc.,
Series D	$1,592	$–	$–	$–	$–	$–	$1,592
Total	$1,592	$–	$–	$–	$–	$–	$1,592

Security	Value at December 31, 2020	Purchases/ Conversion	Sales/ Conversion	Dividend/ Interest Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at September 30, 2021
Alger Small Cap Growth Portfolio
Preferred Stocks
Prosetta Biosciences, Inc.,
Series D	$11,307	$–	$–	$–	$–	$–	$11,307
Special Purpose Vehicle
Crosslink Ventures Capital LLC,
Cl. A	1,400,000	–	–	–	–	841,568	2,241,568
Crosslink Ventures Capital LLC,
Cl. B	300,000	–	–	–	–	206,124	506,124
Total	$1,711,307	$–	$–	$–	$–	$1,047,692	$2,758,999

* Alger 25 Fund merged into Alger 35 Fund as of May 7, 2021.